Consolidated Statements of Cash Flows - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018		Mar. 31, 2017
Cash flows from operating activities:
Net income before attribution of noncontrolling interests		¥ 737,605	¥ 1,253,996	[1]	¥ 178,090	[1]
Adjustments to reconcile net income before attribution of noncontrolling interests to net cash provided by operating activities:
Depreciation and amortization (Notes 5 and 6)		333,950	330,556	[1]	327,716	[1]
Impairment of goodwill (Note 6)	[1]				6,638
Impairment of intangible assets (Note 6)		118,108	21,900	[1]	5,803	[1]
Provision for (reversal of) credit losses (Note 4)		34,330	(240,847)	[1]	253,688	[1]
Employee benefit cost (income) for severance indemnities and pension plans (Note 13)		(19,839)	(7,955)	[1]	20,274	[1]
Investment securities (gains) losses-net	[2],[3]	252,307	(286,903)	[1]	(281,158)	[1]
Amortization of premiums on investment securities		78,509	118,863	[1]	95,091	[1]
Changes in financial instruments measured at fair value under fair value option, excluding trading account securities-net (Note 32)		13,880	(13,456)	[1]	103,845	[1]
Foreign exchange (gains) losses-net		565,304	(208,398)	[1]	(136,976)	[1]
Equity in earnings of equity method investees-net		(209,732)	(227,984)	[1]	(197,821)	[1]
Provision (benefit) for deferred income tax expense		(47,796)	120,595	[1]	(212,368)	[1]
Decrease (increase) in trading account assets, excluding foreign exchange contracts		(2,695,035)	5,653,904	[1]	42,609	[1]
Increase (decrease) in trading account liabilities, excluding foreign exchange contracts		1,370,846	(6,433,948)	[1]	521,093	[1]
Decrease in unearned income, unamortized premiums and deferred loan fees		(7,054)	(35,857)	[1]	(20,476)	[1]
Decrease (increase) in accrued interest receivable and other receivables		(135,656)	(172,599)	[1]	49,783	[1]
Increase in accrued interest payable and other payables		92,334	153,365	[1]	66,419	[1]
Net increase (decrease) in accrued income taxes and decrease (increase) in income tax receivables		(136,047)	1,212	[1]	(81,083)	[1]
Increase (decrease) in allowance for repayment of excess interest		1,258	(15,658)	[1]	(7,790)	[1]
Net decrease (increase) in collateral for derivative transactions		(79,338)	259,287	[1]	(276,476)	[1]
Increase in cash collateral for the use of Bank of Japan's settlement infrastructure		(60,462)	(643,568)	[1]	(207,498)	[1]
Other-net		20,862	(190,341)	[1]	441,026	[1]
Net cash provided by (used in) operating activities		228,334	(563,836)	[1]	690,429	[1]
Cash flows from investing activities:
Proceeds from sales of Available-for-sale debt securities (including proceeds from debt securities under the fair value option) (Note 3)		31,283,601	30,995,426	[1]	37,348,721	[1]
Proceeds from maturities of Available-for-sale debt securities (including proceeds from debt securities under the fair value option) (Note 3)		26,448,801	40,011,298	[1]	26,684,497	[1]
Purchases of Available-for-sale debt securities (including purchases of debt securities under the fair value option) (Note 3)		(62,309,072)	(71,593,326)	[1]	(54,588,932)	[1]
Proceeds from maturities of Held-to-maturity debt securities		560,646	1,085,603	[1]	810,838	[1]
Purchases of Held-to-maturity debt securities		(1,192,989)	(1,156,122)	[1]	(632,116)	[1]
Proceeds from sales and redemption of Equity securities (including proceeds from equity securities under the fair value option)		2,722,948	2,377,333	[1]	1,768,580	[1]
Purchases of Equity securities (including purchases of equity securities under the fair value option)		(2,770,356)	(2,197,171)	[1]	(1,727,841)	[1]
Acquisition of MUFG Capital Analytics LLC (formerly Capital Analytics II LLC), a subsidiary of TB, net of cash acquired (Note 2)	[1]				(4,154)
Purchase of common stock and preferred stock investment in Security Bank Corporation, an equity method investee of BK (Note 2)	[1]				(91,993)
Acquisition of MUFG Investor Services (US) (formerly Rydex Fund Services, LLC), a subsidiary of TB, net of cash acquired (Note 2)	[1]				(17,175)
Purchase of common stock in Hitachi Capital Corporation, an equity method investee of MUFG (Note 2)	[1]				(91,877)
Acquisition of Hattha Kaksekar Limited, a subsidiary of Krungsri, net of cash acquired (Note 2)	[1]				(556)
Purchase of common stock in Bank Danamon, an equity method investee of BK (Note 2)		(132,335)
Net decrease (increase) in loans		330,198	(169,478)	[1]	2,514,824	[1]
Net decrease (increase) in call loans, funds sold, and receivables under resale agreements and securities borrowing transactions		627,327	4,187,093	[1]	(6,971,016)	[1]
Proceeds from sales of premises and equipment		26,191	12,211	[1]	32,512	[1]
Capital expenditures for premises and equipment		(126,479)	(159,003)	[1]	(116,786)	[1]
Purchases of intangible assets		(276,880)	(239,755)	[1]	(237,253)	[1]
Proceeds from sales and dispositions of investments in equity method investees		161,566	39,710	[1]	66,729	[1]
Proceeds from sales of consolidated VIEs and subsidiaries-net		64,395	122,962	[1]	244,476	[1]
Other-net		(49,590)	(72,765)	[1]	(151,078)	[1]
Net cash provided by (used in) investing activities		(4,632,028)	3,244,016	[1]	4,840,400	[1]
Cash flows from financing activities:
Net increase in deposits		3,602,674	5,720,011	[1]	10,902,923	[1]
Net increase (decrease) in call money, funds purchased, and payables under repurchase agreements and securities lending transactions		(303,042)	3,963,120	[1]	(2,790,342)	[1]
Net increase (decrease) in due to trust account		(650,206)	51,003	[1]	(3,002,999)	[1]
Net decrease in other short-term borrowings		(118,443)	(957,705)	[1]	(1,221,838)	[1]
Proceeds from issuance of long-term debt		5,020,636	6,671,031	[1]	12,265,629	[1]
Repayments of long-term debt		(4,236,887)	(5,485,894)	[1]	(6,641,722)	[1]
Proceeds from sales of treasury stock		2,322	1,316	[1]	256	[1]
Payments for acquisition of treasury stock (Note 18)		(159,962)	(201,102)	[1]	(217,803)	[1]
Payments for acquisition of shares of certain subsidiaries from noncontrolling interest shareholders	[1]		(318)		(1,612)
Payments for acquisition of shares of Mitsubishi UFJ NICOS from noncontrolling interest shareholders (Note 2)	[1]		(50,000)
Dividends paid		(275,581)	(240,514)	[1]	(246,345)	[1]
Dividends paid by subsidiaries to noncontrolling interests		(15,853)	(21,675)	[1]	(6,842)	[1]
Other-net		197,673	(87,067)	[1]	105,995	[1]
Net cash provided by financing activities		3,063,331	9,362,206	[1]	9,145,300	[1]
Effect of exchange rate changes on cash and cash equivalents		43,975	(188,149)	[1]	(334,793)	[1]
Net increase (decrease) in cash and cash equivalents		(1,296,388)	11,854,237	[1]	14,341,336	[1]
Cash and cash equivalents at beginning of fiscal year	[1]	75,873,456	64,019,219		49,677,883
Cash and cash equivalents: Cash, due from banks and interest-earning deposits in other banks		74,571,260	75,858,049	[1]	64,009,770	[1]
Cash and cash equivalents: Restricted cash included in other assets		5,808	15,407	[1]	9,449	[1]
Cash and cash equivalents at end of fiscal year		74,577,068	75,873,456	[1]	64,019,219	[1]
Cash paid during the fiscal year for:
Interest		1,488,136	1,040,337	[1]	779,239	[1]
Income taxes, net of refunds		302,019	265,225	[1]	373,887	[1]
Non-cash investing and financing activities:
Assets acquired under capital lease arrangements		11,280	¥ 7,111	[1]	7,065	[1]
Adoption of new guidance on consolidation of certain variable interest entities (Note 26):
Increase in total assets, excluding cash and cash equivalents	[1]				598,236
Increase in total liabilities	[1]				32,254
Increase in noncontrolling interests	[1]				595,982
Acquisition of MUFG Capital Analytics LLC, a subsidiary of TB (Note 2):
Fair value of assets acquired, excluding cash and cash equivalents	[1]				5,038
Fair value of liabilities assumed	[1]				884
Acquisition of MUFG Investor Services (US), LLC, a subsidiary of TB (Note 2):
Fair value of assets acquired, excluding cash and cash equivalents	[1]				17,847
Fair value of liabilities assumed	[1]				672
Acquisition of Hattha Kaksekar Limited, a subsidiary of Krungsri (Note 2):
Fair value of assets acquired, excluding cash and cash equivalents	[1]				54,186
Fair value of liabilities assumed	[1]				¥ 53,630
Marketable Equity Securities issued by Bank Danamon transferred to investments in subsidiaries and affiliates (Note 2)		98,934
Available-for-sale debt securities transferred to Held-to-maturity debt securities		¥ 221,537

[1]	The reclassification of certain items on the consolidated balance sheets resulted in reclassification of the consolidated statements of cash flows for the fiscal years ended March 31, 2017 and 2018, respectively. See Note 1 Reclassifications for further information.
[2]	New guidance on recognition and measurement of financial assets and financial liabilities requires equity investments to be measured at fair value with changes in fair value recognized in net income for the fiscal year ended March 31, 2019. For additional information, refer to Note 1.
[3]	The following credit losses are included in Investment securities gains (losses)-net: Decline in fair value by ¥706 million, ¥99 million and ¥596 million; Other comprehensive income-net by ¥35 million, ¥15 million and ¥10 million; Total credit losses by ¥741 million, ¥114 million and ¥606 million, for the twelve months ended March 31, 2017, 2018 and 2019, respectively.